Pioneer Disciplined Value Fund
Schedule of Investments  |  November 30, 2021

A: CVFCX	C: CVCFX	R: CVRFX	Y: CVFYX

Schedule of Investments  |  11/30/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 104.1%
	Common Stocks — 97.5% of Net Assets
	Aerospace & Defense — 1.2%
136,374	Spirit AeroSystems Holdings, Inc., Class A	$ 5,163,120
	Total Aerospace & Defense	$5,163,120
	Air Freight & Logistics — 1.7%
34,781	United Parcel Service, Inc., Class B	$ 6,899,507
	Total Air Freight & Logistics	$6,899,507
	Auto Components — 1.7%
163,093	BorgWarner, Inc.	$ 7,058,665
	Total Auto Components	$7,058,665
	Automobiles — 2.4%
172,281(a)	General Motors Co.	$ 9,969,901
	Total Automobiles	$9,969,901
	Banks — 17.5%
548,464	Bank of America Corp.	$ 24,390,194
130,011	JPMorgan Chase & Co.	20,649,647
21,075	Signature Bank/New York NY	6,370,972
312,211	Wells Fargo & Co.	14,917,442
104,060	Zions Bancorp N.A.	6,564,105
	Total Banks	$72,892,360
	Beverages — 2.7%
70,557	PepsiCo, Inc.	$ 11,273,597
	Total Beverages	$11,273,597
	Biotechnology — 2.5%
149,120	Gilead Sciences, Inc.	$ 10,278,842
	Total Biotechnology	$10,278,842
	Capital Markets — 0.8%
18,475	Affiliated Managers Group, Inc.	$ 3,143,152
	Total Capital Markets	$3,143,152
	Chemicals — 3.5%
50,017	FMC Corp.	$ 5,011,203
67,687	International Flavors & Fragrances, Inc.	9,623,061
	Total Chemicals	$14,634,264
	Communications Equipment — 5.0%
380,809	Cisco Systems, Inc.	$ 20,883,565
	Total Communications Equipment	$20,883,565
1Pioneer Disciplined Value Fund |  | 11/30/21

Shares		Value
	Containers & Packaging — 1.9%
33,469	Crown Holdings, Inc.	$ 3,541,020
218,096	Graphic Packaging Holding Co.	4,305,215
	Total Containers & Packaging	$7,846,235
	Electric Utilities — 3.0%
156,636	American Electric Power Co., Inc.	$ 12,695,348
	Total Electric Utilities	$12,695,348
	Electrical Equipment — 1.4%
36,981	Eaton Corp. Plc	$ 5,993,141
	Total Electrical Equipment	$5,993,141
	Electronic Equipment, Instruments & Components — 0.5%
51,357	National Instruments Corp.	$ 2,132,343
	Total Electronic Equipment, Instruments & Components	$2,132,343
	Energy Equipment & Services — 1.2%
174,309	Schlumberger NV	$ 4,999,182
	Total Energy Equipment & Services	$4,999,182
	Equity Real Estate Investment Trusts (REITs) — 3.6%
218,540	Outfront Media, Inc.	$ 5,461,315
64,450	Prologis, Inc.	9,715,837
	Total Equity Real Estate Investment Trusts (REITs)	$15,177,152
	Health Care Equipment & Supplies — 3.1%
144,731(a)	Boston Scientific Corp.	$ 5,509,909
69,292	Medtronic Plc	7,393,456
	Total Health Care Equipment & Supplies	$12,903,365
	Health Care Providers & Services — 3.5%
36,146	Anthem, Inc.	$ 14,683,590
	Total Health Care Providers & Services	$14,683,590
	Hotels, Restaurants & Leisure — 1.5%
44,186	Darden Restaurants, Inc.	$ 6,095,459
	Total Hotels, Restaurants & Leisure	$6,095,459
	Insurance — 4.1%
32,260	Chubb, Ltd.	$ 5,789,702
123,488	Progressive Corp.	11,476,975
	Total Insurance	$17,266,677
Pioneer Disciplined Value Fund |  | 11/30/212

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Shares		Value
	IT Services — 2.1%
40,866	Cognizant Technology Solutions Corp., Class A	$ 3,186,731
48,372	International Business Machines Corp.	5,664,361
	Total IT Services	$8,851,092
	Life Sciences Tools & Services — 0.6%
23,573(a)	Syneos Health, Inc.	$ 2,290,353
	Total Life Sciences Tools & Services	$2,290,353
	Machinery — 1.9%
46,274	Stanley Black & Decker, Inc.	$ 8,086,844
	Total Machinery	$8,086,844
	Metals & Mining — 2.6%
93,194	Alcoa Corp.	$ 4,336,317
248,227	Teck Resources, Ltd., Class B	6,575,533
	Total Metals & Mining	$10,911,850
	Multi-Utilities — 1.7%
100,041	Dominion Energy, Inc.	$ 7,122,919
	Total Multi-Utilities	$7,122,919
	Oil, Gas & Consumable Fuels — 8.5%
298,682	Exxon Mobil Corp.	$ 17,873,131
43,129	Pioneer Natural Resources Co.	7,690,763
240,500	Royal Dutch Shell Plc, Class B (A.D.R.)	10,115,430
	Total Oil, Gas & Consumable Fuels	$35,679,324
	Pharmaceuticals — 5.1%
112,056	Merck KGaA (A.D.R.)	$ 5,569,183
137,842	Organon & Co.	4,029,122
219,178	Pfizer, Inc.	11,776,434
	Total Pharmaceuticals	$21,374,739
	Road & Rail — 1.8%
28,307	Norfolk Southern Corp.	$ 7,508,998
	Total Road & Rail	$7,508,998
	Semiconductors & Semiconductor Equipment — 3.5%
111,996	Micron Technology, Inc.	$ 9,407,664
35,320	MKS Instruments, Inc.	5,374,291
	Total Semiconductors & Semiconductor Equipment	$14,781,955
	Specialty Retail — 2.3%
15,160(a)	O'Reilly Automotive, Inc.	$ 9,674,506
	Total Specialty Retail	$9,674,506
3Pioneer Disciplined Value Fund |  | 11/30/21

Shares		Value
	Technology Hardware, Storage & Peripherals — 2.1%
602,304	Hewlett Packard Enterprise Co.	$ 8,643,062
	Total Technology Hardware, Storage & Peripherals	$8,643,062
	Textiles, Apparel & Luxury Goods — 1.1%
62,311	VF Corp.	$ 4,469,568
	Total Textiles, Apparel & Luxury Goods	$4,469,568
	Trading Companies & Distributors — 1.4%
104,440(a)	AerCap Holdings NV	$ 5,852,818
	Total Trading Companies & Distributors	$5,852,818
	Total Common Stocks (Cost $360,464,053)	$407,237,493

	TEMPORARY CASH INVESTMENTS — 6.6% of Net Assets
	Open-End Mutual Funds — 6.6%
27,563,885	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 27,563,885
		$27,563,885
	TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,563,885)	$27,563,885
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.1% (Cost $388,027,938)	$434,801,378
	OTHER ASSETS AND LIABILITIES — (4.1%)	$(16,941,298)
	Net Assets — 100.0%	$417,860,080
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2021.
Pioneer Disciplined Value Fund |  | 11/30/214

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$407,237,493	$—	$—	$407,237,493
Open-End Mutual Funds	27,563,885	—	—	27,563,885
Total Investments in Securities	$434,801,378	$—	$—	$434,801,378
During the three months ended November 30, 2021, there were no transfers in or out of Level 3.
5Pioneer Disciplined Value Fund |  | 11/30/21